Long-Term Debt (Peninsula Senior Notes Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 16, 2012
For the year ending December 31,
Debt Instrument, Unamortized Discount	$ 1,556	$ 1,888
Amortization of debt financing costs and discounts on debt	9,845	14,870	$ 21,308
Payments of Debt Issuance Costs	$ 3,430	$ 42,220	$ 14,004
Peninsula | Senior Notes | 8.375% Senior Notes due 2018
For the year ending December 31,
Debt instrument, stated interest rate				8.375%
Debt Instrument, Redemption Price, Percent of Principal, Subject to Make-whole Premium				100.00%